SUBSEQUENT EVENTS - Additional Information (Detail) $ in Thousands				9 Months Ended
	Nov. 30, 2016 USD ($)	Nov. 30, 2016 HKD	Nov. 23, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Nov. 30, 2016 HKD	Nov. 23, 2016 HKD	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Total long-term debt				$ 3,900,753				$ 3,962,705
Repayment of long term debt				$ 54,762	$ 68,680
Subsequent Event [Member] | Senior Secured Credit Facilities [Member] | Total Credit Facility [Member]
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity			$ 30,077				HKD 234,000,000
Subsequent Event [Member] | Senior Secured Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Subsequent Event [Line Items]
Interest rate margin per annum added to applicable variable rate			4.00%
Subsequent Event [Member] | Senior Secured Credit Facilities [Member] | Term Loan Facility [Member]
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity	$ 129		$ 129			HKD 1,000,000	1,000,000
Credit facility, maturity period			5 years
Term Loan Facility, cash collateral			$ 130				1,012,500
Subsequent Event [Member] | Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity			$ 29,948				HKD 233,000,000
Credit facility, maturity period			5 years
Subsequent Event [Member] | 2016 Studio City Notes [Member]
Subsequent Event [Line Items]
Debt underwriting commissions	12,000
Net proceeds from issuance of senior long term debt	1,188,000
Repayment of long term debt	1,256,690	HKD 9,777,046,200
Subsequent Event [Member] | 2016 Studio City Notes [Member] | 5.875% Senior Secured Notes due 2019 [Member]
Subsequent Event [Line Items]
Total long-term debt	$ 350,000
Interest rate per annum	5.875%					5.875%
Maturity date	Nov. 30, 2019	Nov. 30, 2019
Maturity period	3 years	3 years
Subsequent Event [Member] | 2016 Studio City Notes [Member] | 7.250% Senior Secured Notes due 2021 [Member]
Subsequent Event [Line Items]
Total long-term debt	$ 850,000
Interest rate per annum	7.25%					7.25%
Maturity date	Nov. 30, 2021	Nov. 30, 2021
Maturity period	5 years	5 years
Subsequent Event [Member] | 2016 Studio City Notes [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Purchase price as percentage of principal	100.00%	100.00%